CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

Description	June 30, 2026 (Unaudited)	December 31, 2025

Cash	416,822	196,061
Cash equivalents:
Bank Deposit Certificate – CDB	79,781	3,625
Repurchase agreements	545,094	333,223
Automatic application - DIP (a)	—	213,287
Automatic application (a)	7,208	—
Time Deposit (a)	217,502	245,448
Others	2,485	—

	1,268,892	991,644
(a) Investments denominated in U.S. dollars.